UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 28-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul M. Ruddock
Title:    Limited Partner
Phone:    44-20-7290-5500

Signature, Place and Date of Signing:


/s/ Paul M. Ruddock              London, England               May 3, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total: $950,796
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2006
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Column 1                           column 2        Column 3     Column 4       Column 5        Col 6     Column 7       Column 8
                                                                 VALUE    SHR OR    SH/ PUT/   INV.
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       ($'000)   PRN AMT   PRN CALL   DISC.      OTH.MGR   VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD BERMUDA                CL A        G1150G 11 1     4,553      150,900 SH         SOLE                      SOLE
ADC TELECOMMUNICATIONS INC         COM NEW       000 886 309     7,656      300,000 SH         SOLE                      SOLE
AMERICREDIT CORP                     COM         03060R 10 1    20,668      673,000 SH         SOLE                      SOLE
AON CORP                             COM         037389 10 3    40,553      976,000 SH         SOLE                      SOLE
APPLEBEES INTL INC                   COM         037899 10 1     7,681      312,000 SH         SOLE                      SOLE
ARCHER DANIELS MIDLAND CO            COM         039483 10 2     3,354      100,000 SH         SOLE                      SOLE
BANCO DE CHILE                  SPONSORED ADR    059520 10 6     2,443       60,692 SH         SOLE                      SOLE
BRASIL TELECOM PARTICIPACOES     SPON ADR PFD    105530 10 9     1,361       37,687 SH         SOLE                      SOLE
BUNGE LIMITED                        COM          G16962105      8,439      151,500 SH         SOLE                      SOLE
CISCO SYS INC                        COM          17275R102      8,186      375,000 SH         SOLE                      SOLE
CLEVELAND CLIFFS INC                 COM         185896 10 7    56,288      645,500 SH         SOLE                      SOLE
DOLLAR GEN CORP                      COM         256669 10 2     7,278      410,000 SH         SOLE                      SOLE
ELECTRONIC ARTS INC                  COM         285512 10 9     7,753      142,000 SH         SOLE                      SOLE
ENDURANCE SPECIALITY HLDGS LT        SHS         G30397 10 6    19,488      601,470 SH         SOLE                      SOLE
ETRADE FINANCIAL CORP                COM         269246 10 4    55,024    2,040,200 SH         SOLE                      SOLE
FLEXTRONICS INTL LTD                 ORD         Y2573F 10 2     3,633      350,000 SH         SOLE                      SOLE
FORD MTR CO DEL                 COM PAR $0.01    345370 86 0     3,551      440,000 SH         SOLE                      SOLE
GENERAL DYNAMICS CORP                COM         369550 10 8     5,348       83,400 SH         SOLE                      SOLE
GFI GROUP INC                        COM         361652 20 9    16,121      314,554 SH         SOLE                      SOLE
INTERNATIONAL BUSINESS MACHS         COM         459200 10 1     2,467       29,800 SH         SOLE                      SOLE
INCO LTD                             COM         453258 40 2   212,512    4,254,500 SH         SOLE                      SOLE
INTERCONTINENTAL EXCHANGE INC        COM         45865V 10 0    17,458      254,600 SH         SOLE                      SOLE
INTERNATIONAL SEC EXCH INC           CL A        46031W 20 4    16,498      398,300 SH         SOLE                      SOLE
JDS UNIPHASE CORP                    COM         46612J 10 1     7,416    1,800,000 SH         SOLE                      SOLE
JUNIPER NETWORKS INC                 COM         48203R 10 4     6,908      360,000 SH         SOLE                      SOLE
KINROSS GOLD CORP                 COM NO PAR     496902 40 4     3,270      300,000 SH         SOLE                      SOLE
KOHLS CORP                           COM         500255 10 4     4,250       80,000 SH         SOLE                      SOLE
MERCK & CO INC                       COM         589331 10 7     7,553      215,000 SH         SOLE                      SOLE
MITTAL STEEL CO N V             NY REG SH CL A   60684P 10 1     1,824       47,700 SH         SOLE                      SOLE
MORGAN STANLEY                     COM NEW       617446 44 8    47,960      762,000 SH         SOLE                      SOLE
NASDAQ STOCK MARKET INC              COM         631103 10 8    55,995    1,400,219 SH         SOLE                      SOLE
PFIZER INC                           COM         717081 10 3     7,759      310,000 SH         SOLE                      SOLE
SOLECTRON CORP                       COM         834182 10 7     4,409    1,105,000 SH         SOLE                      SOLE
SUN MICROSYSTEMS INC                 COM         866810 10 4     5,150    1,000,000 SH         SOLE                      SOLE
TARGET CORP                          COM         87612E 10 6     3,406       65,500 SH         SOLE                      SOLE
TRANSOCEAN INC                       ORD         G90078 10 9   233,345    2,889,367 SH         SOLE                      SOLE
UNIBANCO-UNIAO DE BANCOS BRA    GDR REP PFD UT   90458E 10 7    14,891      200,576 SH         SOLE                      SOLE
WAL MART STORES INC                  COM         931142 10 3     3,712       78,500 SH         SOLE                      SOLE
WYETH                                COM         983024 10 0    11,111      229,000 SH         SOLE                      SOLE
YUM BRANDS INC                       COM         988498 10 1     3,524       72,000 SH         SOLE                      SOLE

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